Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Current assets
Cash and cash equivalents	$ 452.6	$ 558.4
Restricted cash	9.6	10.3
Accounts receivable (less allowances for doubtful accounts of $35.1 and $26.9, respectively)	751.9	626.8
Accrued utility revenues	14.0	13.3
Inventories	318.2	278.6
Utility regulatory assets	7.5	8.3
Derivative instruments	142.5	63.1
Prepaid expenses	130.2	83.9
Other current assets	61.6	54.8
Total current assets	1,888.1	1,697.5
Property, plant and equipment
Non-utility	5,345.8	5,564.6
Utility	3,616.3	3,285.3
Total property, plant and equipment	8,962.1	8,849.9
Accumulated depreciation	(3,153.9)	(3,312.9)
Net property, plant, and equipment	5,808.2	5,537.0
Goodwill	3,160.4	3,107.2
Intangible assets, net	513.6	611.7
Utility regulatory assets	293.5	360.6
Derivative instruments	43.5	9.2
Other assets	273.6	259.0
Total assets	11,980.9	11,582.2
Current liabilities
Current maturities of long-term debt	18.8	177.5
Short-term borrowings	424.9	366.9
Accounts payable	561.8	439.6
Employee compensation and benefits accrued	132.1	124.7
Deposits and advances	191.2	206.9
Derivative instruments	11.7	25.0
Accrued interest	60.7	60.7
Other current liabilities	330.9	288.8
Total current liabilities	1,732.1	1,690.1
Debt and other liabilities
Long-term debt	4,146.5	3,994.6
Deferred income taxes	991.9	1,357.0
Derivative instruments	12.8	21.8
Other noncurrent liabilities	997.6	777.8
Total liabilities	7,880.9	7,841.3
Commitments and contingencies (Note 15)
UGI Corporation stockholders’ equity:
UGI Common Stock, without par value (authorized – 450,000,000 shares; issued – 174,142,997 and 173,987,691 shares, respectively)	1,200.8	1,188.6
Retained earnings	2,610.7	2,106.7
Accumulated other comprehensive loss	(110.4)	(93.4)
Treasury stock, at cost	(19.7)	(38.6)
Total UGI Corporation stockholders’ equity	3,681.4	3,163.3
Noncontrolling interests, principally in AmeriGas Partners	418.6	577.6
Total equity	4,100.0	3,740.9
Total liabilities and equity	$ 11,980.9	$ 11,582.2